DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS

July 31, 2021

(Unaudited)

Shares	Description	Value

	COMMON STOCKS & MLP INTERESTS - 111.8%

	ELECTRIC, GAS AND WATER - 79.4%
1,920,490	Alliant Energy Corp. (a)	$112,406,280
1,336,300	Ameren Corp. (a)(b)	112,142,296
1,084,740	American Electric Power Co., Inc. (a)	95,587,289
590,410	American Water Works Co. (a)	100,434,645
818,550	Atmos Energy Corp. (a)	80,700,844
389,700	Black Hills Corp.	26,363,205
4,197,870	CenterPoint Energy, Inc. (a)	106,877,770
1,737,570	CMS Energy Corp. (a)	107,364,450
1,389,650	Dominion Energy, Inc. (a)	104,043,095
1,000,000	Edison International (a)(b)	54,500,000
6,934,037	EDP-Energias de Portugal, S.A. (Portugal)	35,989,342
1,296,855	Emera Inc. (Canada)	60,450,989
4,593,000	Enel S.p.A. (Italy)	42,372,808
1,249,510	Essential Utilities, Inc. (a)	61,375,931
1,629,791	Evergy, Inc. (a)	106,294,969
1,321,950	Eversource Energy (a)(b)	114,044,626
1,138,500	FirstEnergy Corp.	43,627,320
1,079,800	Fortis Inc. (Canada)	48,940,669
2,695,500	Iberdrola, S.A. (Spain)	32,474,633
3,389,100	National Grid plc (United Kingdom)	43,543,939
1,081,600	New Jersey Resources Corp. (a)(b)	41,663,232
1,283,935	NextEra Energy, Inc. (a)	100,018,536
827,210	Nextera Energy Partners, LP	64,133,591
2,655,000	NiSource Inc. (a)	65,764,350
800,000	Northwest Natural Holding Co.	41,832,000
2,300,000	OGE Energy Corp. (a)	77,625,000
576,000	ONE Gas, Inc. (a)	42,497,280
936,100	Pinnacle West Capital Corp. (a)	78,211,155
1,797,400	Public Service Enterprise Group Inc. (a)	111,852,202
810,310	Sempra Energy (a)	105,867,002
1,500,000	South Jersey Industries, Inc.	37,755,000
1,450,850	Southern Co. (a)	92,665,790
840,900	Spire Inc. (a)(b)	59,661,855
1,074,100	WEC Energy Group, Inc. (a)	101,115,774
1,534,350	Xcel Energy Inc. (a)	104,719,388

		2,614,917,255

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2021

(Unaudited)

Shares	Description	Value

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION - 15.9%
498,000	Cheniere Energy, Inc. *	$42,295,140
100,941	Cheniere Energy Partners, LP	4,266,776
426,000	DCP Midstream LP	11,629,800
1,040,945	Enbridge Inc. (Canada)	40,961,186
3,654,062	Energy Transfer Equity LP	36,029,051
1,631,000	Enterprise Products Partners LP	36,811,670
675,000	Equitrans Midstream Corp.	5,548,500
475,000	Genesis Energy LP	4,759,500
515,000	Golar LNG Limited* (Bermuda)	5,747,400
300,000	Hess Midstream LP Class A	7,764,000
375,000	Keyera Corp. (Canada)	10,033,244
1,425,026	Kinder Morgan, Inc. (a)	24,766,952
417,090	Magellan Midstream Partners LP	19,436,394
210,000	Marathon Petroleum Corp.	11,596,200
1,086,852	MPLX LP	30,844,860
582,150	ONEOK, Inc.	30,254,336
1,076,600	Pembina Pipeline Corp. (Canada)	35,566,135
2,213,900	Plains All American Pipeline, LP	22,161,139
380,000	Rattler Midstream LP	3,955,800
956,120	Targa Resources Corp.	40,262,213
781,000	TC Energy Corp. (Canada) (a)(b)	38,058,130
90,000	Valero Energy Corp.	6,027,300
665,000	Western Midstream Partners, LP	13,293,350
207,020	Westlake Chemical Partners LP	5,531,574
1,373,500	The Williams Companies, Inc.	34,406,175

		522,006,825

	TELECOMMUNICATIONS - 16.5%
289,000	American Tower Corp. (a)	81,729,200
2,290,700	AT&T Inc. (a)	64,254,135
1,065,865	BCE Inc. (Canada) (a)(b)	53,197,322
1,002,350	Comcast Corp. Class A (a)(b)	58,968,250
536,600	Crown Castle International Corp. (a)(b)	103,612,094
36,590	Equinix, Inc.	30,018,802
1,000,000	Orange SA (France)	11,140,585
2,560,600	Telus Corp. (Canada)	56,838,408
1,241,689	Verizon Communications Inc. (a)(b)	69,261,412
782,200	Vodafone Group Plc ADR (United Kingdom)	12,773,326

		541,793,534

	Total Common Stocks & MLP Interests
	(Cost $2,758,456,261)	3,678,717,614

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2021

(Unaudited)

Par Value	Description	Value

	BONDS - 19.6%

	ELECTRIC, GAS AND WATER - 10.5%
$18,500,000	American Water Capital Corp.
	3.40%, 3/01/25 (a)	$20,310,583
22,000,000	Arizona Public Service Co.
	6 7/8%, 8/01/36 (a)(b)	33,100,964
10,000,000	Berkshire Hathaway Inc.
	8.48%, 9/15/28 (a)	14,278,345
6,000,000	CMS Energy Corp.
	3.45%, 8/15/27	6,699,839
5,000,000	Connecticut Light & Power Co.
	3.20%, 3/15/27	5,555,063
10,000,000	DPL Capital Trust II
	8 1/8%, 9/01/31	10,913,150
6,400,000	DTE Electric Co.
	3.65%, 3/15/24	6,872,976
3,000,000	Duke Energy Corp.
	3 3/4%, 4/15/24 (a)	3,232,446
10,000,000	Duke Energy Corp.
	3.15%, 8/15/2027	10,926,786
5,000,000	Duke Energy Ohio, Inc.
	3.65%, 2/1/29 (a)	5,643,426
5,600,000	Edison International
	4 1/8%, 3/15/28	6,044,019
9,500,000	Entergy Louisiana, LLC
	5.40%, 11/01/24	10,921,619
9,970,000	Entergy Louisiana, LLC
	4.44%, 1/15/26 (a)	11,273,307
5,000,000	Entergy Louisiana, LLC
	3.12%, 9/01/27	5,497,915
4,000,000	Entergy Texas, Inc.
	4.00%, 3/30/29	4,602,848
4,000,000	Essential Utilities, Inc.
	3.57%, 5/01/29 (a)	4,520,388
7,000,000	Eversource Energy
	4 1/4%, 4/01/29	8,274,980
6,000,000	Exelon Corp.
	3.60%, 3/15/24 (a)	6,439,214

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2021

(Unaudited)

Par Value	Description	Value

$15,000,000	Florida Power & Light Co.
	3 1/4%, 6/01/24 (a)	$16,017,987
18,000,000	Interstate Power & Light
	3 1/4%, 12/01/24 (a)	19,388,165
19,000,000	NiSource Finance Corp.
	3.49%, 5/15/27	21,146,924
5,000,000	Ohio Power Co.
	6.60%, 2/15/33	6,980,967
15,345,000	Oncor Electric Delivery Co. LLC
	7.00%, 9/01/22	16,455,501
4,000,000	Public Service Electric
	3 3/4%, 3/15/24 (a)	4,285,196
5,000,000	Public Service Electric
	3.00%, 5/15/25	5,364,459
10,000,000	Public Service Electric
	3.00%, 5/15/27	10,934,545
5,000,000	Public Service New Mexico
	3.85%, 8/01/25	5,474,710
13,000,000	Sempra Energy
	3.55%, 6/15/24 (a)	13,979,943
16,300,000	Southern Power Co.
	4.15%, 12/01/25 (a)	18,361,979
13,000,000	Virginia Electric & Power Co.
	3.15%, 1/15/26	14,266,538
4,000,000	Virginia Electric & Power Co.
	2 7/8%, 7/15/29	4,366,406
10,080,000	Wisconsin Energy Corp.
	3.55%, 6/15/25 (a)	11,055,565
4,000,000	Xcel Energy Inc.
	3.35%, 12/01/26 (a)	4,397,568

		347,584,321

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2021

(Unaudited)

Par Value	Description	Value

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION - 5.1%
$4,000,000	Conoco Inc.
	6.95%, 4/15/29 (a)	$5,477,132
17,000,000	Enbridge Inc. (Canada)
	4 1/4%, 12/01/26 (a)(b)	19,337,940
6,488,000	Energy Transfer Partners
	7.60%, 2/01/24	7,386,590
5,000,000	Energy Transfer Partners
	9.00%, 11/1/24	6,120,320
3,000,000	Energy Transfer Partners
	4.05%, 3/15/25 (a)	3,260,927
8,850,000	Energy Transfer Partners
	8 1/4%, 11/15/29	12,260,565
13,500,000	Enterprise Products Operating LP
	3.35%, 3/15/23	14,032,956
6,000,000	Enterprise Products Operating LP
	3 1/8%, 7/31/29	6,547,144
5,000,000	Kinder Morgan Energy Partners, LP
	7 3/4%, 3/15/32 (a)(b)	7,313,515
9,000,000	Magellan Midstream Partners, LP
	5.00%, 3/1/26	10,386,055
11,000,000	ONEOK, Inc.
	6.00%, 6/15/35	13,982,340
4,000,000	ONEOK Partners, LP
	4.90%, 3/15/25 (a)	4,486,116
16,000,000	Phillips 66
	3.90%, 3/15/28 (a)	18,040,896
5,000,000	Plains All American Pipeline, LP
	4.65%, 10/15/25	5,612,142
9,500,000	Valero Energy Partners LP
	4 1/2%, 3/15/28	10,894,554
10,000,000	Williams Partners LP
	3.60%, 3/15/22	10,144,611
6,000,000	Williams Partners LP
	4.30%, 3/04/24 (a)	6,505,264
5,000,000	Williams Partners LP
	4.55%, 6/24/24	5,501,255

		167,290,322

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2021

(Unaudited)

Par Value	Description	Value

	TELECOMMUNICATIONS - 4.0%
$4,500,000	American Tower Corp.
	5.00%, 2/15/24	$4,981,370
5,000,000	AT&T Inc.
	4.45%, 4/01/24	5,454,047
7,000,000	AT&T Inc.
	3.55%, 6/01/24	7,497,137
4,000,000	AT&T Inc.
	2.30%, 6/01/27 (a)	4,191,075
15,000,000	CenturyLink Inc.
	6 7/8%, 1/15/28	17,040,150
5,275,000	Comcast Corp.
	10 1/8%, 4/15/22	5,633,189
3,200,000	Comcast Corp.
	9 7/8%, 6/15/22	3,449,193
5,900,000	Comcast Corp.
	7.05%, 3/15/33	8,753,875
5,000,000	Comcast Corp.
	7 1/8%, 2/15/28	6,727,375
10,190,000	Crown Castle International Corp.
	4.45%, 2/15/26	11,564,700
4,000,000	Digital Realty Trust, Inc.
	3.60%, 7/01/29	4,514,645
15,000,000	Koninklijke KPN NV (Netherlands)
	8 3/8%, 10/01/30 (a)(b)	21,588,041
15,500,000	Verizon Global Funding Corp.
	7 3/4%, 12/01/30	22,883,509
5,000,000	Vodafone Group Plc (United Kingdom)
	7 7/8%, 2/15/30	7,214,836

		131,493,142

	Total Bonds
	(Cost $578,145,592)	646,367,785

	SHORT-TERM INVESTMENTS - 0.3%

	U.S. TREASURY NOTES - 0.3%
10,000,000	2 3/4%, 8/15/21	10,009,741

	Total Short-Term Investments
	(Cost $10,133,984)	10,009,741

	TOTAL INVESTMENTS - 131.7%
	(Cost $3,346,735,837)	$4,335,095,140

	Secured borrowings - (18.2)%	(598,000,000)
	Secured notes - (9.1)%	(300,000,000)
	Mandatory Redeemable Preferred Shares at liquidation value - (6.3)%	(207,000,000)
	Other assets less other liabilities - 1.9%	62,287,921

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$3,292,383,061

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2021

(Unaudited)

(a)	All or a portion of this security has been pledged as collateral for borrowings and made available for loan.
(b)	All or a portion of this security has been loaned.
*	Non-income producing.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2021:

	Level 1	Level 2
Common stocks & MLP interests	$3,678,717,614	—
Bonds	—	$646,367,785
Short-Term Investments	—	10,009,741
Total	$3,678,717,614	$656,377,526

There were no Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dnp or the Securities and Exchange Commission’s website at www.sec.gov.